Exploration Expense (Tables)	12 Months Ended
Dec. 31, 2020
ExplorationExpensesDisclosureAbstract [Abstract]
Summary of exploration expenses

		UNITED STATES DOLLAR
		2020	2019	2018
6.	EXPLORATION EXPENSE
	Australia	(16.9)	(30.0)	(37.7)
	Ghana	—	—	(0.4)
	Peru	(1.4)	(4.4)	(1.1)
	Chile	(30.1)	(49.1)	(61.5)
	Other	(1.3)	(0.9)	(3.5)

	Total exploration expense	(49.7)	(84.4)	(104.2)